Leasing Arrangements (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 agreement
Leasing Arrangements [Abstract]
Lease expiration date	Jan. 01, 2022
Number of successive periods with option to renew lease	4
Lease renewal term	5 years